UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number 811-07657

                       OPPENHEIMER DEVELOPING MARKETS FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                            (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  August 31

Date of reporting period:  September 1, 2002 - August 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION


How Has the Fund Performed? Below is a discussion, by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended August 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. Oppenheimer Developing Markets
Fund Class A shares returned 27.93% (without sales charge) for the fiscal year ended August 31, 2003. This compares to a one-year total return of 29.27% for its benchmark index, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index. The Fund considered the effect of worldwide growth themes and sought to identify what are believed to be well-managed, reasonably valued companies that may benefit from these themes.
   The largest country weights in the Fund for the period were in India, South Korea, Brazil and Mexico, where the Fund continued to find opportunities to invest in good business at good prices. Our investment decisions were made through a bottom-up approach with the primary consideration being the company in which we invest. We found more companies in the above countries to be interesting investments because of the price structures, risk/reward profiles and overall quality of companies available there.
   The Fund owned fewer companies directly in Russia and China compared with the benchmark index during the period because of our concerns with the quality of information, legal structure and corporate governance regulations in both of these countries. While these markets experienced significant growth during the period, the Fund was unable to find suitable investments that fulfilled the Fund's quality criteria for risk/reward profile, valuation, financial reporting or shareholder protection.
   Among the Fund's principal individual contributors was application software company Amdocs Ltd. The Israel-based provider of customer care and billing services to the telecommunications industry had a strong balance sheet, high-quality customer base and was available at what we regarded was an attractive multiple. The stock price rebounded from its lows as telecom companies continued to spend money on a key source of their competitive advantage, customer care. Next, Mexico's leading low-cost housing developer Corporacion GEO SA de CV benefited from the availability of cheaper credit to the housing market and a government commitment to increase the levels of home ownership in the country. In a similar vein, Housing Development Finance Corp. Ltd, India's largest and lowest cost home mortgage lender, advanced as economic conditions and declining interest rates boosted demand. Another contributor was Brazilian supermarket operator Lojas Americanas SA, where management efforts in restructuring and cost cutting, as well as store remodeling led to higher sales profits.


                    5 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND PERFORMANCE DISCUSSION


   In contrast, LG Home Shopping, Inc., a leading South Korean home shopping network, came under severe pressure as rising defaults forced the government to intervene in the issuance of personal credit cards. While headline events deflated consumer confidence, increased competition also factored into the stock's decline. Given the excellent long-term profile for the company, we believed this setback is merely temporary. Taiwanese convenience store operator President Chain Store Corporation also fell when investors questioned its involvement in a larger-scale mall project. In light of continued strong cash flow generation in its core business, the Fund has used recent declines to increase its position.
   Country, industry sector and market capitalization weightings were the result of individual stock selection and do not reflect predetermined target allocations. The Fund's holdings, allocations, management and strategies are subject to change. Investing in emerging market securities poses considerable risks, including heightened volatility, political and economic uncertainty, currency fluctuations and higher expenses.
   Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in Class A, Class B and Class C shares of the Fund held from the inception date of November 18, 1996 until August 31, 2003. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestment of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, an unmanaged capitalization-weighted equity index of issuers located in 25 developing markets. The MSCI Emerging Markets Free Index is widely recognized as a measure of performance in developing markets. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs show the effect of taxes. The Fund's performance reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index shown.


                    6 | OPPENHEIMER DEVELOPING MARKETS FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Developing Markets Fund (Class A)
     MSCI Emerging Markets Free Index


[LINE CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                    Value of Investment            Morgan Stanley
Date                      In Fund               Emerging Market Free
----                      -------               --------------------
11/18/1996                  9,425                       10,000
11/30/1996                  9,331                       10,000
02/28/1997                 11,008                       11,162
05/31/1997                 11,923                       11,102
08/31/1997                 12,083                       10,306
11/30/1997                 10,641                        8,504
02/28/1998                 11,331                        8,831
05/31/1998                 11,073                        7,796
08/31/1998                  7,693                        5,062
11/30/1998                  9,091                        6,415
02/28/1999                  8,275                        6,247
05/31/1999                 10,552                        7,787
08/31/1999                 11,533                        8,538
11/30/1999                 13,617                        9,157
02/29/2000                 18,933                       10,485
05/31/2000                 16,504                        9,094
08/31/2000                 17,198                        8,923
11/30/2000                 14,677                        6,875
02/28/2001                 16,147                        7,352
05/31/2001                 15,456                        6,963
08/31/2001                 13,745                        6,281
11/30/2001                 13,309                        6,202
02/28/2002                 15,614                        7,010
05/31/2002                 15,981                        7,295
08/31/2002                 14,492                        6,296
11/30/2002                 13,920                        6,369
02/28/2003                 13,564                        5,925
05/31/2003                 15,372                        6,645
08/31/2003                 18,538                        7,911

Average Annual Total Returns of Class A Shares of the Fund at 8/31/03*
1-Year 20.57%     5-Year 17.83%    Since Inception 9.52%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Developing Markets Fund (Class B)
     MSCI Emerging Markets Free Index

[LINE CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                    Value of Investment             Morgan Stanley
Date                      In Fund                Emerging Market Free
----                      -------                --------------------
11/18/1996                 10,000                      10,000
11/30/1996                  9,900                      10,000
02/28/1997                 11,650                      11,162
05/31/1997                 12,580                      11,102
08/31/1997                 12,730                      10,306
11/30/1997                 11,190                       8,504
02/28/1998                 11,886                       8,831
05/31/1998                 11,593                       7,796
08/31/1998                  8,039                       5,062
11/30/1998                  9,492                       6,415
02/28/1999                  8,617                       6,247
05/31/1999                 10,978                       7,787
08/31/1999                 11,962                       8,538
11/30/1999                 14,101                       9,157
02/29/2000                 19,586                      10,485
05/31/2000                 17,039                       9,094
08/31/2000                 17,729                       8,923
11/30/2000                 15,096                       6,875
02/28/2001                 16,577                       7,352
05/31/2001                 15,842                       6,963
08/31/2001                 14,065                       6,281
11/30/2001                 13,593                       6,202
02/28/2002                 15,917                       7,010
05/31/2002                 16,259                       7,295
08/31/2002                 14,713                       6,296
11/30/2002                 14,119                       6,369
02/28/2003                 13,759                       5,925
05/31/2003                 15,592                       6,645
08/31/2003                 18,804                       7,911

Average Annual Total Returns of Class B Shares of the Fund at 8/31/03*
1-Year 21.98%     5-Year 18.17%    Since Inception 9.75%

*See Notes on page 9 for further details.

                    7 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Developing Markets Fund (Class C)
     MSCI Emerging Markets Free Index

[LINE CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                    Value of Investment           Morgan Stanley
Date                      In Fund              Emerging Market Free
----                      -------              --------------------
11/18/1996                 10,000                     10,000
11/30/1996                  9,900                     10,000
02/28/1997                 11,660                     11,162
05/31/1997                 12,590                     11,102
08/31/1997                 12,740                     10,306
11/30/1997                 11,190                      8,504
02/28/1998                 11,895                      8,831
05/31/1998                 11,602                      7,796
08/31/1998                  8,042                      5,062
11/30/1998                  9,497                      6,415
02/28/1999                  8,622                      6,247
05/31/1999                 10,984                      7,787
08/31/1999                 11,980                      8,538
11/30/1999                 14,109                      9,157
02/29/2000                 19,582                     10,485
05/31/2000                 17,032                      9,094
08/31/2000                 17,722                      8,923
11/30/2000                 15,087                      6,875
02/28/2001                 16,577                      7,352
05/31/2001                 15,840                      6,963
08/31/2001                 14,058                      6,281
11/30/2001                 13,585                      6,202
02/28/2002                 15,905                      7,010
05/31/2002                 16,249                      7,295
08/31/2002                 14,696                      6,296
11/30/2002                 14,097                      6,369
02/28/2003                 13,709                      5,925
05/31/2003                 15,512                      6,645
08/31/2003                 18,671                      7,911

Average Annual Total Returns of Class C Shares of the Fund at 8/31/03*
1-Year 26.05%     5-Year 18.35%    Since Inception 9.64%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Developing Markets Fund (Class N)
     MSCI Emerging Markets Free Index

[LINE CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                     Value of Investment           Morgan Stanley
Date                      In Fund               Emerging Market Free
----                      -------               --------------------
03/01/2001                10,000                      10,000
05/31/2001                 9,522                       9,471
08/31/2001                 8,460                       8,543
11/30/2001                 8,185                       8,436
02/28/2002                 9,593                       9,534
05/31/2002                 9,820                       9,921
08/31/2002                 8,894                       8,563
11/30/2002                 8,541                       8,663
02/28/2003                 8,319                       8,059
05/31/2003                 9,423                       9,038
08/31/2003                11,360                      10,759

Average Annual Total Returns of Class N Shares of the Fund at 8/31/03*
1-Year 26.73%      Since Inception 5.23%

The performance information for the MSCI Emerging Markets Free Index in the graphs begins on 11/30/96 for Class A, Class B and Class C shares, and 2/28/01 for Class N shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


                    8 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES


In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for one-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01.Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



                    9 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  August 31, 2003

                                                                   Market Value
                                                      Shares        See Note 1
--------------------------------------------------------------------------------
 Common Stocks--93.7%

--------------------------------------------------------------------------------
 Consumer Discretionary--21.4%
--------------------------------------------------------------------------------
 Automobiles--0.7%
 Bajaj Auto Ltd.                                      340,000     $   5,399,651
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--3.7%
 Danubius Hotel
 & Spa Rt. 1                                          210,000         2,949,689
--------------------------------------------------------------------------------
 Greek Organization
 of Football
 Prognostics SA                                       375,000         4,462,962
--------------------------------------------------------------------------------
 Hongkong &
 Shanghai Hotels
 Ltd. (The)                                        11,850,000         6,457,269
--------------------------------------------------------------------------------
 Intralot SA                                          500,000         8,750,261
--------------------------------------------------------------------------------
 Jollibee Foods Corp.                              18,586,890         5,748,174
                                                                  --------------
                                                                     28,368,355

--------------------------------------------------------------------------------
 Household Durables--3.2%
 Corporacion GEO SA
 de CV, Series B 1,2                                5,273,000        23,896,492
--------------------------------------------------------------------------------
 Internet & Catalog Retail--2.8%
 LG Home
 Shopping, Inc.                                       326,500        21,337,153
--------------------------------------------------------------------------------
 Leisure Equipment & Products--0.2%
 Pihsiang Machinery
 Manufacturing
 Co. Ltd.                                             475,000         1,543,562
--------------------------------------------------------------------------------
 Media--7.4%
 Grupo Televisa SA,
 Sponsored GDR                                        505,000        18,937,500
--------------------------------------------------------------------------------
 Hurriyet Gazetecilik
 ve Matbaacilik AS                              1,269,910,000         2,672,540
--------------------------------------------------------------------------------
 Shaw Brothers Ltd.
 (Hong Kong)                                        4,500,000         4,673,466
--------------------------------------------------------------------------------
 Singapore Press
 Holdings Ltd.                                        785,000         8,374,408
--------------------------------------------------------------------------------
 Television
 Broadcasts Ltd.                                    2,850,000        12,022,156
--------------------------------------------------------------------------------
 Zee Telefilms Ltd.                                 4,400,000         9,819,372
                                                                  --------------
                                                                     56,499,442

--------------------------------------------------------------------------------
 Multiline Retail--1.5%
 Lojas Americanas
 SA, Preference 2                               2,000,000,000        11,347,518
--------------------------------------------------------------------------------
 Specialty Retail--1.2%
 Courts (Singapore)
 Ltd. 2,3                                          11,300,000         3,674,483


                                                                   Market Value
                                                      Shares        See Note 1
--------------------------------------------------------------------------------
 Specialty Retail Continued
 JD Group Ltd.                                      1,231,649     $   5,311,381
                                                                  --------------
                                                                      8,985,864

--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.7%
 Folli-Follie SA                                      268,470         5,352,717
--------------------------------------------------------------------------------
 Consumer Staples--12.7%
--------------------------------------------------------------------------------
 Beverages--3.3%
 Coca-Cola FEMSA
 SA, Sponsored ADR 1                                  213,700         4,626,605
--------------------------------------------------------------------------------
 Companhia de
 Bebidas das
 Americas, ADR                                        480,000        10,651,200
--------------------------------------------------------------------------------
 Serm Suk
 Public Co. Ltd.                                    8,583,000         6,162,047
--------------------------------------------------------------------------------
 United Breweries
 Holdings Ltd. 1,2                                  1,850,000           994,819
--------------------------------------------------------------------------------
 United Breweries
 Ltd. 1,2                                           1,450,289         3,046,746
                                                                  --------------
                                                                     25,481,417

--------------------------------------------------------------------------------
 Food & Staples Retailing--3.6%
 Companhia
 Brasileira de
 Distribuicao Grupo
 Pao de Acucar,
 Sponsored ADR                                        171,000         3,361,860
--------------------------------------------------------------------------------
 Dairy Farm
 International
 Holdings Ltd.                                      6,000,000         8,100,000
--------------------------------------------------------------------------------
 Jeronimo Martins
 & Filho SA 1                                         590,000         4,521,371
--------------------------------------------------------------------------------
 President Chain
 Store Corp.                                        7,116,000         9,395,503
--------------------------------------------------------------------------------
 PT Hero
 Supermarket Tbk 1,2,3                             17,938,200         1,796,991
                                                                  --------------
                                                                     27,175,725

--------------------------------------------------------------------------------
 Food Products--1.3%
 Sadia SA, Preference                              12,600,000         9,744,681
--------------------------------------------------------------------------------
 Personal Products--1.7%
 Amore Pacific Corp.                                  102,000        12,812,221
--------------------------------------------------------------------------------
 Tobacco--2.8%
 Eastern
 Tobacco Co. 3                                        600,000         6,731,707
--------------------------------------------------------------------------------
 ITC Ltd.                                             800,000        14,527,051
                                                                  --------------
                                                                     21,258,758



                    10 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Energy--4.7%
--------------------------------------------------------------------------------
 Oil & Gas--4.7%
 Bharat Petroleum
 Corp. Ltd.                                         3,000,000     $  21,662,304
--------------------------------------------------------------------------------
 SK Corp.                                           1,000,000        14,173,562
                                                                  --------------
                                                                     35,835,866

--------------------------------------------------------------------------------
 Financials--20.9%
--------------------------------------------------------------------------------
 Commercial Banks--8.2%
 Commercial
 International Bank,
 Sponsored GDR                                        150,000           898,500
--------------------------------------------------------------------------------
 Commercial
 International Bank,
 Sponsored GDR 4                                      900,000         5,391,000
--------------------------------------------------------------------------------
 Grupo Financiero
 Banorte SA de CV                                   4,400,000        11,724,826
--------------------------------------------------------------------------------
 Grupo Financiero
 Inbursa SA de CV                                  13,441,100        13,827,289
--------------------------------------------------------------------------------
 ICICI Bank Ltd.                                      580,000         2,271,161
--------------------------------------------------------------------------------
 ICICI Bank Ltd.,
 Sponsored ADR 1                                    2,030,000        19,670,700
--------------------------------------------------------------------------------
 Uniao de Bancos
 Brasileiros SA
 (Unibanco),
 Sponsored ADR                                        425,000         8,181,250
                                                                  --------------
                                                                     61,964,726

--------------------------------------------------------------------------------
 Consumer Finance--0.6%
 Tisco Finance
 Public Co. Ltd. 1                                  6,499,980         4,824,760
--------------------------------------------------------------------------------
 Diversified Financial Services--4.2%
 Fubon Financial
 Holding Co. Ltd.,
 GDR                                                1,080,000         9,763,200
--------------------------------------------------------------------------------
 Haci Omer Sabanci
 Holding AS                                       675,000,000         1,805,778
--------------------------------------------------------------------------------
 Haci Omer Sabanci
 Holding AS,
 Sponsored ADR 3                                   10,000,000         6,750,000
--------------------------------------------------------------------------------
 Hong Kong
 Exchanges &
 Clearing Ltd.                                      3,040,000         5,456,865
--------------------------------------------------------------------------------
 Kiatnakin Finance
 Public Co. Ltd.                                    2,999,920         2,537,046
--------------------------------------------------------------------------------
 Kotak Mahindra
 Bank Ltd.                                          1,297,700         5,933,637
                                                                  --------------
                                                                     32,246,526


                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Insurance--2.2%
 Aksigorta AS                                   3,074,518,594     $   9,266,872
--------------------------------------------------------------------------------
 Sanlam Ltd.                                        7,700,000         7,615,962
                                                                  --------------
                                                                     16,882,834

--------------------------------------------------------------------------------
 Real Estate--2.7%
 Brazil Realty SA
 Empreendimentos
 e Participacoes 2,3                                   49,000            57,920
--------------------------------------------------------------------------------
 Brazil Realty SA,
 GDR 1,2,4                                            435,720         4,650,222
--------------------------------------------------------------------------------
 G. Accion SA de CV,
 Series B 1,3                                       5,000,000         2,265,929
--------------------------------------------------------------------------------
 Medinet Nasr
 for Housing &
 Development Co. 3                                    720,000         3,315,512
--------------------------------------------------------------------------------
 Solidere, GDR 3                                        3,075            15,529
--------------------------------------------------------------------------------
 Solidere, GDR 3                                    2,046,925        10,336,971
                                                                  --------------
                                                                     20,642,083

--------------------------------------------------------------------------------
 Thrifts & Mortgage Finance--3.0%
 Housing
 Development
 Finance Corp. Ltd.                                 2,132,400        22,447,417
--------------------------------------------------------------------------------
 Health Care--6.3%
--------------------------------------------------------------------------------
 Health Care Providers & Services--0.6%
 Grupo Casa Saba
 SA de CV,
 Sponsored ADR                                        400,000         4,720,000
--------------------------------------------------------------------------------
 Pharmaceuticals--5.7%
 Dr. Reddy's
 Laboratories Ltd.                                    421,000        10,585,615
--------------------------------------------------------------------------------
 Dr. Reddy's
 Laboratories Ltd.,
 Sponsored ADR                                        290,100         7,354,035
--------------------------------------------------------------------------------
 Pliva d.d., GDR 4                                    920,000        13,800,000
--------------------------------------------------------------------------------
 Sun Pharmaceutical
 Industries Ltd.                                    1,064,027        11,718,456
                                                                  --------------
                                                                     43,458,106

--------------------------------------------------------------------------------
 Industrials--9.5%
--------------------------------------------------------------------------------
 Aerospace & Defense--4.6%
 Empresa Brasileira
 de Aeronautica
 SA (Embraer),
 Preference                                           6,800,000      34,677,474
                                                                    -----------
 Air Freight & Logistics--1.0%
 Sinotrans Ltd. 1                                    21,322,000       7,244,617




                    11 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                   Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
 Construction & Engineering--0.9%
 Larsen & Toubro
 Ltd.                                                 1,040,000     $ 6,560,122
--------------------------------------------------------------------------------
 Orascom
 Construction
 Industries 3                                            15,354         123,556
                                                                    ------------
                                                                      6,683,678

--------------------------------------------------------------------------------
 Machinery--3.0%
 Hyundai Heavy
 Industries Co. Ltd. 1                                  899,000      23,118,778
--------------------------------------------------------------------------------
 Information Technology--6.2%
--------------------------------------------------------------------------------
 Computers & Peripherals--1.0%
 Lite-On
 Technology Corp. 1                                   6,953,246       7,877,821
--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--1.9%
 Hankuk Electric
 Glass Co. Ltd.                                          43,000       3,612,985
--------------------------------------------------------------------------------
 Synnex Technology
 International Corp.                                  7,370,000      11,111,746
                                                                    ------------
                                                                     14,724,731

--------------------------------------------------------------------------------
 IT Services--1.0%
 NIIT Ltd. 2                                          2,500,000       7,452,552
--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--1.2%
 PKL Corp. 1                                          1,325,000       8,670,274
--------------------------------------------------------------------------------
 Software--1.1%
 Amdocs Ltd. 1                                          360,000       8,056,800
--------------------------------------------------------------------------------
 Materials--5.2%
--------------------------------------------------------------------------------
 Chemicals--1.5%
 Asian Paints Ltd.
 (India)                                              1,687,500      11,334,669
--------------------------------------------------------------------------------
 Metals & Mining--3.7%
 Anglo American
 Platinum Corp. Ltd.                                    310,000      11,516,099
--------------------------------------------------------------------------------
 Antofagasta plc                                        550,000       6,785,709
--------------------------------------------------------------------------------
 PT Aneka
 Tambang Tbk                                         94,772,600       9,494,014
                                                                    ------------
                                                                     27,795,822

--------------------------------------------------------------------------------
 Telecommunication Services--5.2%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--3.3%
 IMPSAT Fiber
 Networks, Inc. 1,3                                     156,240       1,394,442
--------------------------------------------------------------------------------
 Portugal
 Telecom SA                                             960,000       6,935,213
--------------------------------------------------------------------------------
 Portugal Telecom
 SA, Sponsored ADR                                      565,000       4,101,900


                                                                   Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
 Diversified Telecommunication Services Continued
 Tele Norte Leste
 Participacoes SA
 (Telemar)                                          750,000,000      $ 7,193,516
--------------------------------------------------------------------------------
 Telemar Norte
 Leste SA, Preference                               230,000,000        3,507,092
--------------------------------------------------------------------------------
 Videsh Sanchar
 Nigam Ltd.                                              87,924          231,702
--------------------------------------------------------------------------------
 Videsh Sanchar
 Nigam Ltd.,
 Sponsored ADR                                          300,100        1,614,538
                                                                     -----------
                                                                      24,978,403

--------------------------------------------------------------------------------
 Wireless Telecommunication Services--1.9%
 SK Telecom Co. Ltd.                                     48,000        8,188,415
--------------------------------------------------------------------------------
 SK Telecom Co. Ltd.,
 ADR                                                    320,000        6,099,200
                                                                     -----------
                                                                      14,287,615

--------------------------------------------------------------------------------
 Utilities--1.6%
--------------------------------------------------------------------------------
 Electric Utilities--1.6%
 Companhia
 Energetica de Minas
 Gerais, Preference                                 925,000,000       10,109,085
--------------------------------------------------------------------------------
 Companhia Paranaense
 Energia, Sponsored
 ADR, B Shares,
 Preference 1                                           600,700        1,681,960
                                                                     -----------
                                                                      11,791,045
                                                                     -----------
 Total Common Stocks
 (Cost $574,789,957)                                                 710,920,153

--------------------------------------------------------------------------------
 Preferred Stocks--0.0%

 Sun Pharmaceutical
 Industries Ltd.,
 6% Cum. 1,3
 (Cost $41,055)                                       1,768,000           83,309


                    12 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                      Principal    Market Value
                                                         Amount      See Note 1
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--6.0%

 Undivided interest of 26.29% in joint repurchase
 agreement (Principal Amount/Market Value
 $174,849,000, with a maturity value of
 $174,868,622) with PaineWebber, Inc.,
 1.01%, dated 8/29/03, to be repurchased
 at $45,971,158 on 9/2/03, collateralized
 by Federal National Mortgage Assn.,
 5%--6%, 4/1/18--3/1/33, with a value
 of $178,650,471
 (Cost $45,966,000)                                 $45,966,000    $ 45,966,000


                                                                   Market Value
                                                                     See Note 1
--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $620,797,012)                                       99.7%   $756,969,462
--------------------------------------------------------------------------------
 Other Assets
 Net of Liabilities                                         0.3       1,975,499
                                                   -----------------------------
 Net Assets                                               100.0%   $758,944,961
                                                   =============================


Footnotes to Statement of Investments
1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2003 amounts to $56,917,742. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                                Unrealized
                                     Shares         Gross          Gross            Shares    Appreciation    Dividend     Realized
                            August 31, 2002     Additions     Reductions   August 31, 2003   (Depreciation)     Income         Gain
------------------------------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Brazil Realty SA
Empreendimentos e
Participacoes                       28,000        21,000              --            49,000    $    10,739   $    1,394    $      --
Brazil Realty SA, GDR              435,720            --              --           435,720     (1,413,497)     208,666           --
Corporacion GEO SA
de CV, Series B                  5,218,000        55,000              --         5,273,000     14,133,399           --           --
Courts (Singapore) Ltd.         10,877,000       423,000              --        11,300,000       (694,763)      94,323           --
Lojas Americanas SA,
Preference                   2,122,357,600            --     122,357,600     2,000,000,000      6,839,619      826,695      130,018
Medinet Nasr
for Housing &
Development Co.*                   539,032       180,968              --           720,000             --      232,718           --
NIIT Ltd.                        1,475,000     1,025,000              --         2,500,000     (8,433,310)      97,787           --
PT Aneka Tambang Tbk*           99,100,000    10,755,501       5,082,900        94,772,600             --      792,779      143,990
PT Hero Supermarket Tbk         13,531,400     4,406,800              --        17,938,200       (120,484)          --           --
United Breweries
Holdings Ltd.                    1,953,227       678,064         781,291**       1,850,000     (1,795,568)          --           --
United Breweries Ltd.                   --     1,450,289**            --         1,450,289        (85,854)          --           --
                                                                                              --------------------------------------
                                                                                              $ 8,440,281   $2,254,362    $ 274,008
                                                                                              ======================================

  *No longer an affiliate as of August 31, 2003.
  **United Breweries Ltd. is the result of a spin off from United Breweries Holdings Ltd.
3. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $23,841,222 or 3.14% of the Fund's net assets as of August 31, 2003.



                    13 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

 Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

 Geographic Holdings                         Market Value          Percent
----------------------------------------------------------------------------
 India                                     $  162,707,856            21.4%
 Brazil                                       105,163,778            13.9
 Korea, Republic of South                      98,012,588            12.9
 Mexico                                        79,998,641            10.5
 United States                                 55,417,242             7.3
 Taiwan                                        39,691,832             5.2
 Hong Kong                                     28,609,756             3.8
 South Africa                                  24,443,442             3.2
 Turkey                                        20,495,190             2.7
 Singapore                                     20,148,891             2.7
 Greece                                        18,565,940             2.5
 Egypt                                         16,460,275             2.2
 Portugal                                      15,558,484             2.1
 Croatia                                       13,800,000             1.8
 Thailand                                      13,523,853             1.8
 Indonesia                                     11,291,005             1.5
 Lebanon                                       10,352,500             1.4
 China                                          7,244,617             1.0
 Great Britain                                  6,785,709             0.9
 Philippines                                    5,748,174             0.8
 Hungary                                        2,949,689             0.4
                                           ---------------------------------
 Total                                       $756,969,462           100.0%
                                           =================================


 See accompanying Notes to Financial Statements.


                    14 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2003


--------------------------------------------------------------------------------------------------
 Assets
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $572,319,551)                                          $700,051,720
 Affiliated companies (cost $48,477,461)                                               56,917,742
                                                                                    --------------
                                                                                      756,969,462
--------------------------------------------------------------------------------------------------
 Cash                                                                                     252,824
--------------------------------------------------------------------------------------------------
 Cash--foreign currencies (cost $2,178,248)                                             2,226,380
--------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                        181
--------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                     9,460,507
 Interest and dividends                                                                 3,920,037
 Other                                                                                      3,338
                                                                                    --------------
 Total assets                                                                         772,832,729

--------------------------------------------------------------------------------------------------
 Liabilities

 Unrealized depreciation on foreign currency contracts                                        912
--------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                  5,713,289
 Shares of beneficial interest redeemed                                                 4,241,910
 Foreign capital gains taxes                                                            3,168,045
 Distribution and service plan fees                                                       275,569
 Transfer and shareholder servicing agent fees                                            185,362
 Shareholder reports                                                                       93,372
 Trustees' compensation                                                                    48,545
 Other                                                                                    160,764
                                                                                    --------------
 Total liabilities                                                                     13,887,768

--------------------------------------------------------------------------------------------------
 Net Assets                                                                          $758,944,961
                                                                                    ==============

--------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                     $656,912,584
--------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                    1,063,410
--------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions       (32,115,941)
--------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies, net of foreign capital gains taxes    133,084,908
                                                                                    --------------
 Net Assets                                                                          $758,944,961
                                                                                    ==============




                    15 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued


-------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $588,450,190 and 34,776,882 shares of beneficial interest outstanding)                    $16.92
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                               $17.95
-------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $84,705,437
 and 5,045,546 shares of beneficial interest outstanding)                                  $16.79
-------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $77,080,802
 and 4,624,141 shares of beneficial interest outstanding)                                  $16.67
-------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,708,532
 and 519,340 shares of beneficial interest outstanding)                                    $16.77



 See accompanying Notes to Financial Statements.




                    16 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2003


--------------------------------------------------------------------------------------------
 Investment Income

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of $1,751,916)       $ 13,202,966
 Affiliated companies (net of foreign withholding taxes of $193,373)              2,254,362
--------------------------------------------------------------------------------------------
 Interest                                                                           281,534
                                                                               -------------
 Total investment income                                                         15,738,862

--------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                  4,792,388
--------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                            902,108
 Class B                                                                            626,169
 Class C                                                                            521,534
 Class N                                                                             20,884
--------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                          1,414,254
 Class B                                                                            301,138
 Class C                                                                            199,992
 Class N                                                                             16,313
--------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                        823,931
--------------------------------------------------------------------------------------------
 Shareholder reports                                                                171,516
--------------------------------------------------------------------------------------------
 Trustees' compensation                                                              31,805
--------------------------------------------------------------------------------------------
 Other                                                                               72,640
                                                                               -------------
 Total expenses                                                                   9,894,672
 Less reduction to custodian expenses                                                (1,889)
 Less voluntary waiver of transfer and shareholder servicing agent fees-Class A    (168,717)
 Less voluntary waiver of transfer and shareholder servicing agent fees-Class B     (94,725)
 Less voluntary waiver of transfer and shareholder servicing agent fees-Class C     (24,960)
 Less voluntary waiver of transfer and shareholder servicing agent fees-Class N      (3,665)
                                                                               -------------
 Net expenses                                                                     9,600,716

--------------------------------------------------------------------------------------------
 Net Investment Income                                                            6,138,146


--------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies                                                       (10,418,126)
   Affiliated companies                                                             274,008
 Foreign currency transactions                                                   (2,464,143)
                                                                               -------------
 Net realized loss                                                              (12,608,261)
--------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments (net of foreign capital gains tax of $2,860,619)                   146,174,177
 Translation of assets and liabilities denominated in foreign currencies         10,699,207
                                                                               -------------
 Net change in unrealized appreciation                                          156,873,384

--------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                          $150,403,269
                                                                               =============



 See accompanying Notes to Financial Statements.


                    17 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS



 Year Ended August 31,                                                                    2003                2002
--------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                            $  6,138,146        $  5,915,150
--------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                 (12,608,261)        (10,082,312)
--------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                             156,873,384           3,810,385
                                                                                 -----------------------------------
 Net increase (decrease) in net assets resulting from operations                   150,403,269            (356,777)

--------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                            (5,036,106)         (2,829,231)
 Class B                                                                              (444,216)           (317,608)
 Class C                                                                              (484,074)           (190,847)
 Class N                                                                               (56,763)             (1,342)

--------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                           139,680,513         173,089,553
 Class B                                                                             5,073,409          17,214,907
 Class C                                                                            15,689,824          26,983,183
 Class N                                                                             5,246,193           1,769,282

--------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                                    310,072,049         215,361,120
--------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                               448,872,912         233,511,792
                                                                                 -----------------------------------
 End of period [including undistributed net investment
 income of $1,063,410 and $986,368, respectively]                                 $758,944,961        $448,872,912
                                                                                 ===================================


 See accompanying Notes to Financial Statements.


18  |  OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS


 Class A   Year Ended August 31,                         2003              2002             2001            2000          1999
---------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                   $ 13.43          $ 12.93          $ 16.85         $ 11.40       $  7.76
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .19              .25              .21             .20           .10
 Net realized and unrealized gain (loss)                   3.50              .45            (3.54)           5.37          3.71
                                                        -------------------------------------------------------------------------
 Total from investment operations                          3.69              .70            (3.33)           5.57          3.81
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.20)            (.20)            (.20)           (.12)         (.10)
 Distributions from net realized gain                        --               --             (.39)             --          (.07)
                                                        -------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                             (.20)            (.20)            (.59)           (.12)         (.17)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $16.92           $13.43           $12.93          $16.85        $11.40
                                                        =========================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       27.93%            5.44%          (20.08)%         49.12%        49.92%


---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $588,450         $337,405         $167,178        $114,137       $40,046
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $374,841         $257,746         $153,027        $ 77,848       $29,183
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     1.42%            1.91%            1.76%           1.56%         1.11%
 Total expenses                                            1.81%            1.81%            1.69%           1.96%         2.36%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                       1.76%             1.77%             N/A 3           N/A 3         N/A 3
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      6%              10%              16%             22%           37%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


                    19 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS  Continued


 Class B   Year Ended August 31,                       2003             2002            2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                $ 13.32          $ 12.82         $ 16.70         $ 11.30       $  7.69
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .09              .15             .12             .11           .04
 Net realized and unrealized gain (loss)                3.47              .44           (3.53)           5.33          3.68
                                                     ------------------------------------------------------------------------
 Total from investment operations                       3.56              .59           (3.41)           5.44          3.72
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.09)            (.09)           (.08)           (.04)         (.04)
 Distributions from net realized gain                     --               --            (.39)             --          (.07)
                                                     ------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                          (.09)            (.09)           (.47)           (.04)         (.11)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $16.79           $13.32          $12.82          $16.70        $11.30
                                                     ========================================================================

-----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    26.98%            4.61%         (20.67)%         48.20%        48.81%


-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)            $84,705          $63,005         $45,393         $48,146       $21,028
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $62,676          $54,744         $48,135         $37,333       $16,430
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                  0.66%            1.14%           0.92%           0.78%         0.37%
 Total expenses                                         2.67%            2.58%           2.46%           2.72%         3.10%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                     2.52%            2.54%            N/A 3           N/A 3         N/A 3
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   6%              10%             16%             22%           37%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


                    20 | OPPENHEIMER DEVELOPING MARKETS FUND


  Class C    Year Ended August 31,                  2003            2002          2001           2000             1999
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period             $ 13.25         $ 12.78       $ 16.68        $ 11.31          $  7.68
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .10             .17           .12            .09              .04
 Net realized and unrealized gain (loss)             3.44             .41         (3.52)          5.32             3.69
                                                  -----------------------------------------------------------------------
 Total from investment operations                    3.54             .58         (3.40)          5.41             3.73
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.12)           (.11)         (.11)          (.04)            (.03)
 Distributions from net realized gain                  --              --          (.39)            --             (.07)
                                                  -----------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                       (.12)           (.11)         (.50)          (.04)            (.10)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $16.67          $13.25        $12.78         $16.68           $11.31
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                 27.05%           4.54%       (20.68)%        47.93%           48.98%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)         $77,081         $46,722       $20,864        $16,363           $5,064
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $52,236         $33,334       $19,646        $10,230           $4,022
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                               0.66%           1.15%         0.94%          0.82%            0.41%
 Total expenses                                      2.57%           2.57%         2.46%          2.71%            3.08%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                  2.52%           2.53%          N/A 3          N/A 3            N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                6%             10%           16%            22%              37%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


                    21 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS  Continued


 Class N  Year Ended August 31,                                  2003           2002          2001 1
------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                           $ 13.36        $ 12.91       $ 15.26
------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                              .22            .32           .05
 Net realized and unrealized gain (loss)                           3.41            .34         (2.40)
                                                               ---------------------------------------
 Total from investment operations                                  3.63            .66         (2.35)
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                              (.22)          (.21)           --
 Distributions from net realized gain                                --             --            --
                                                               ---------------------------------------
 Total dividends and/or distributions to shareholders              (.22)          (.21)           --
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $16.77         $13.36        $12.91
                                                               =======================================

------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                               27.73%          5.13%       (15.40)%


------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                        $8,709         $1,741           $77
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                               $4,196          $ 686           $35
------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                             1.27%          1.68%         1.63%
 Total expenses                                                    2.08%          2.04%         1.96%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                                1.99%          2.00%          N/A 4
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              6%            10%           16%


1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


                    22 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Developing Markets Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to aggressively seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.



                    23 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.




                    24 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                              Net Unrealized
                                                                                Appreciation
     Undistributed     Undistributed                Accumulated             Based on Cost of
     Net Investment        Long-Term                       Loss       Securities for Federal
     Income                     Gain         Carryforward 1,2,3          Income Tax Purposes
     ---------------------------------------------------------------------------------------
     $21,813,532                 $--                $31,889,842                 $112,153,051

1. As of August 31, 2003, the Fund had $19,295,605 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2010       $ 8,068,791
                              2011        11,226,814
                                       -------------
                              Total      $19,295,605
                                       =============

2. During the fiscal years ended August 31, 2003 and August 31, 2002, the Fund did not utilize any capital loss carryforwards.
3. As of August 31, 2003, the Fund had $12,594,237 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

     From                 To                             Net
     Ordinary        Capital        Tax Return    Investment
     Income             Loss        of Capital          Loss
     -------------------------------------------------------
     $39,945          $9,051             $--             $--

 The tax character of distributions paid during the years ended August 31, 2003 and August 31, 2002 was as follows:
                               Year Ended        Year Ended
                          August 31, 2003   August 31, 2002
     ------------------------------------------------------
     Distributions paid from:
     Ordinary income           $6,021,159       $3,339,028

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of August 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

     Federal tax cost                 $644,896,914
                                     =============
     Gross unrealized appreciation    $145,967,329
     Gross unrealized depreciation     (33,814,278)
                                     -------------
     Net unrealized appreciation      $112,153,051
                                     =============


                    25 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2003, the Fund's projected benefit obligations were increased by $8,677 and payments of $1,368 were made to retired trustees, resulting in an accumulated liability of $44,365 as of August 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.




                    26 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              Year Ended August 31, 2003         Year Ended August 31, 2002
                                Shares            Amount           Shares            Amount
--------------------------------------------------------------------------------------------
 Class A
 Sold                       27,774,840     $ 381,173,305       24,549,643     $ 345,324,115
 Dividends and/or
 distributions reinvested      345,063         4,409,888          196,759         2,577,550
 Redeemed                  (18,474,251)     (245,902,680)     (12,543,703)     (174,812,112)
                           -----------------------------------------------------------------
 Net increase                9,645,652     $ 139,680,513       12,202,699     $ 173,089,553
                           =================================================================

--------------------------------------------------------------------------------------------
 Class B
 Sold                        2,331,057     $  31,318,480        2,392,548     $  33,442,516
 Dividends and/or
 distributions reinvested       31,756           404,888           21,908           286,340
 Redeemed                   (2,048,970)      (26,649,959)      (1,224,073)      (16,513,949)
                           -----------------------------------------------------------------
 Net increase                  313,843     $   5,073,409        1,190,383     $  17,214,907
                           =================================================================

--------------------------------------------------------------------------------------------
 Class C
 Sold                        2,690,076     $  35,884,161        2,631,550     $  36,946,809
 Dividends and/or
 distributions reinvested       33,761           427,423           13,133           170,863
 Redeemed                   (1,624,911)      (20,621,760)        (752,220)      (10,134,489)
                           -----------------------------------------------------------------
 Net increase                1,098,926     $  15,689,824        1,892,463     $  26,983,183
                           =================================================================

--------------------------------------------------------------------------------------------
 Class N
 Sold                          508,343     $   6,839,560          153,629     $   2,190,151
 Dividends and/or
 distributions reinvested        4,454            56,525              101             1,328
 Redeemed                     (123,773)       (1,649,892)         (29,368)         (422,197)
                           -----------------------------------------------------------------
 Net increase                  389,024     $   5,246,193          124,362     $   1,769,282
                           =================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2003, were $168,028,746 and $26,900,975, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $250 million of average annual net assets of the Fund, 0.95% of the next $250 million, 0.90% of the next $500 million and 0.85% of average annual net assets over $1 billion.



                    27 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2003, the Fund paid $1,659,576 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate          Class A     Concessions      Concessions     Concessions      Concessions
                        Front-End        Front-End      on Class A       on Class B      on Class C       on Class N
                    Sales Charges    Sales Charges          Shares           Shares          Shares           Shares
                       on Class A      Retained by     Advanced by      Advanced by     Advanced by      Advanced by
 Year Ended                Shares      Distributor   Distributor 1    Distributor 1   Distributor 1    Distributor 1
 --------------------------------------------------------------------------------------------------------------------
 August 31, 2003         $903,547         $192,174        $225,942         $508,114        $265,308          $49,110


1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A       Class B        Class C        Class N
                            Contingent    Contingent     Contingent     Contingent
                              Deferred      Deferred       Deferred       Deferred
                         Sales Charges Sales Charges  Sales Charges  Sales Charges
                           Retained by   Retained by    Retained by    Retained by
 Year Ended                Distributor   Distributor    Distributor    Distributor
----------------------------------------------------------------------------------
 August 31, 2003               $14,364      $205,512        $31,227        $21,239

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended August 31, 2003, expense under the Class A Plan totaled $902,108, all of which were paid by the Distributor to recipients, which included $7,107 retained by the Distributor and $19,747 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.


                    28 | OPPENHEIMER DEVELOPING MARKETS FUND

 Distribution fees paid to the Distributor for the year ended August 31, 2003, were as follows:

                                                                             Distributor's
                                                           Distributor's         Aggregate
                                                               Aggregate      Unreimbursed
                                                            Unreimbursed     Expenses as %
                      Total Payments    Amount Retained         Expenses     of Net Assets
                          Under Plan     by Distributor       Under Plan          of Class
-------------------------------------------------------------------------------------------
 Class B Plan               $626,169           $505,387       $1,615,583              1.91%
 Class C Plan                521,534            245,067        1,014,558              1.32
 Class N Plan                 20,884             17,899           71,912              0.83


--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of August 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                                         Contract            Valuation
                           Expiration      Amount                as of          Unrealized           Unrealized
 Contract Description           Dates      (000s)      August 31, 2003        Appreciation         Depreciation
-----------------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Egyptian Pounds [EGP]         9/2/03      1,144EGP           $186,090                $ --                 $912
 Mexican Nuevo Peso [MXN]      9/2/03      1,133MXN            102,699                 181                   --
                                                                                      ---------------------------
 Total unrealized appreciation and depreciation                                       $181                 $912
                                                                                      ===========================

--------------------------------------------------------------------------------
 6. Illiquid Securities
 As of August 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of August 31, 2003 was $36,546,349, which represents 4.82% of the Fund's net assets.



                    29 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at August 31, 2003.






                    30 | OPPENHEIMER DEVELOPING MARKETS FUND

INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer Developing Markets Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Developing Markets Fund, including the statement of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Developing Markets Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 September 22, 2003


                    31 | OPPENHEIMER DEVELOPING MARKETS FUND

 FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends of $0.1966, $0.0939, $0.1241 and $0.2229 per share were paid to Class A, Class B, Class C and Class N shareholders, respectively, on December 12, 2002, all of which was designated as "ordinary income" for federal income tax purposes.
    None of the dividends paid by the Fund during the year ended August 31, 2003 are eligible for the corporate dividend-received deduction.
    A portion of the dividends paid by the Fund during the fiscal year ended August 31, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $17,402,617 of the Fund's fiscal year taxable income is eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

 PORTFOLIO PROXY VOTING
 POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                    32 | OPPENHEIMER DEVELOPING MARKETS FUND

TRUSTEES AND OFFICERS  Unaudited

------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with   Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held
Fund, Length of Service, Age  by Trustee; Number of Portfolios in Fund Complex Currently Overseen by Trustee
INDEPENDENT                   The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial,
TRUSTEES                      CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Clayton K. Yeutter,           Of Counsel (since 1993), Hogan & Hartson (a law firm). Other directorships:
Chairman of the Board         Weyerhaeuser Corp. (since 1999) and Danielson Holding Corp. (since 2002);
of Trustees (since 2003),     formerly a director of Caterpillar, Inc. (1993-December 2002). Oversees 29
Trustee (since 1996)          portfolios in the OppenheimerFunds complex.
Age: 72

Robert G. Galli,              A trustee or director of other Oppenheimer funds. Formerly Trustee (May 2000-
Trustee (since 1996)          2002) of Research Foundation of AIMR (investment research, non-profit) and
Age: 70                       Vice Chairman (October 1995-December 1997) of OppenheimerFunds, Inc.
                              (the Manager). Oversees 39 portfolios in the OppenheimerFunds complex.

Phillip A. Griffiths,         A director (since 1991) of the Institute for Advanced Study, Princeton, N.J.,
Trustee (since 1999)          a director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 64                       Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation.
                              A member of: the National Academy of Sciences (since 1979), American Academy of Arts and Sciences (since 1995), American Philosophical Society (since
                              1996) and Council on Foreign Relations (since 2002). Formerly a director of
                              Bankers Trust New York Corporation (1994-1999). Oversees 29 portfolios in the
                              OppenheimerFunds complex.

Joel W. Motley,               Director (since 2002) Columbia Equity Financial Corp. (privately-held financial
Trustee (since 2002)          adviser); Managing Director (since 2002) Carmona Motley, Inc. (privately-held
Age: 51                       financial adviser); Formerly he held the following positions: Managing
                              Director (January 1998-December 2001), Carmona Motley Hoffman Inc.
                              (privately-held financial adviser); Managing Director (January 1992-December
                              1997), Carmona Motley & Co. (privately-held financial adviser). Oversees 29 portfolios in the OppenheimerFunds complex.

Kenneth A. Randall,           A director of Dominion Resources, Inc. (electric utility holding company) and
Trustee (since 1996)          Prime Retail, Inc. (real estate investment trust); formerly a director of Dominion
Age: 76                       Energy, Inc. (electric power and oil & gas producer), President and Chief
                              Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                              American Motorists Insurance Company and American Manufacturers Mutual
                              Insurance Company. Oversees 29 portfolios in the OppenheimerFunds complex.

Edward V. Regan,              President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1996)          director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 73                       and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                              Chairman of Municipal Assistance Corporation for the City of New York, New
                              York State Comptroller and Trustee of New York State and Local Retirement
                              Fund. Oversees 29 investment companies in the OppenheimerFunds complex.

Russell S. Reynolds, Jr.,     Chairman (since 1993) of The Directorship Search Group, Inc. (corporate gover-
Trustee (since 1996)          nance consulting and executive recruiting); a life trustee of International House
Age: 71                       (non-profit educational organization), and a trustee (since 1996) of the
                              Greenwich Historical Society. Oversees 29 portfolios in the OppenheimerFunds complex.


                  33 | OPPENHEIMER DEVELOPING MARKETS FUND

TRUSTEES AND OFFICERS  Unaudited / Continued


Donald W. Spiro,              Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the          (January 1969-August 1999) of the Manager. Oversees 29 portfolios in the
Board of Trustees,            OppenheimerFunds complex.
Trustee (since 1996)
Age: 77

-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE            The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY
AND OFFICER                   10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,               Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee,        (since September 2000) of the Manager; President and a director or trustee
Trustee (since 2001)          of other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                       Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                              Manager); a director (since November 2001) of OppenheimerFunds Distributor,
                              Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001)
                              of Shareholder Services, Inc. and of Shareholder Financial Services, Inc.
                              (transfer agent subsidiaries of the Manager); President and a director (since
                              July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc. and
                              Centennial Asset Management Corporation (since November 2001), HarbourView
                              Asset Management Corporation and OFI Private Investments, Inc. (since July
                              2001); President (since November 1, 2001) and a director (since July 2001) of
                              Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of
                              Trinity Investment Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February
                              1997) of Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L. Babson & Company, Inc.);
                              formerly, Chief Operating Officer (September 2000-June 2001) of the Manager;
                              President and trustee (November 1999-November 2001) of MML Series Investment
                              Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company;
                              President, Chief Executive Officer and director (September 1999-August 2000)
                              of MML Bay State Life Insurance Company; a director (June 1989-June 1998) of
                              Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of
                              Emerald Isle Bancorp). Oversees 75 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
OFFICERS                      The address of the Officers in the chart below is as follows: for Messrs.
                              Bhaman and Zack, 498 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803
                              S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Rajeev Bhaman,                Vice President of the Manager (since January 1997); an officer of 1 portfolio in
Vice President (since 1996)   the OppenheimerFunds complex; formerly Assistant Vice President of the
Age: 39                       Manager (March 1996 - January 1997).



                    34  |  OPPENHEIMER DEVELOPING MARKETS FUND

Brian W. Wixted,                 Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)           Treasurer (since March 1999) of HarbourView Asset Management Corporation,
Age: 43                          Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                                 Shareholder Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI
                                 Private Investments, Inc. (since March 2000), OppenheimerFunds International
                                 Ltd. and OppenheimerFunds plc (since May 2000) and OFI Institutional Asset
                                 Management, Inc. (since November 2000) (offshore fund management sub-
                                 sidiaries of the Manager); Treasurer and Chief Financial Officer (since May 2000)
                                 of Oppenheimer Trust Company (a trust company subsidiary of the Manager);
                                 Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and
                                 OppenheimerFunds Legacy Program (since April 2000); formerly Principal and
                                 Chief Operating Officer (March 1995-March 1999), Bankers Trust Company-
                                 Mutual Fund Services Division. An officer of 91 portfolios in the
                                 OppenheimerFunds complex.

Robert G. Zack,                  Senior Vice President (since May 1985) and General Counsel (since February
Secretary (since 2001)           2002) of the Manager; General Counsel and a director (since November 2001) of
Age: 55                          OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                                 (since November 2001) of HarbourView Asset Management Corporation; Vice
                                 President and a director (since November 2000) of Oppenheimer Partnership
                                 Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                 November 2001) of Shareholder Services, Inc., Shareholder Financial Services, Inc.,
                                 OFI Private Investments, Inc., Oppenheimer Trust Company and OFI Institutional
                                 Asset Management, Inc.; General Counsel (since November 2001) of Centennial
                                 Asset Management Corporation; a director (since November 2001) of
                                 Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                 (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                 (since November 2001) of OppenheimerFunds Legacy Program; Secretary
                                 (since November 2001) of Oppenheimer Acquisition Corp.; formerly Acting
                                 General Counsel (November 2001-February 2002) and Associate General
                                 Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of
                                 Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                 Services, Inc. (November 1989-November 2001); OppenheimerFunds Interna-
                                 tional Ltd. and OppenheimerFunds plc (October 1997-November 2001). An
                                 officer of 91 portfolios in the OppenheimerFunds complex.

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

                    35 | OPPENHEIMER DEVELOPING MARKETS FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the Fund has determined that Edward
V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of August 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)